Other current assets	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Other current assets and assets held for sale
Other current assets and assets held for sale
Other current assets
The following table summarises the Group’s other current assets as at the dates presented:

	Year ended 31 December
	2023	2022
Other current assets	€ million	€ million
Prepayments	130	180
VAT receivables	40	41
Coal royalties(A)	—	96
Miscellaneous receivables	181	162
Total other current assets	351	479
(A)As at 31 December 2022, the amount related to the royalty income recognised in connection with a favourable court ruling pertaining to the ownership of certain mineral rights in Australia. Refer to Note 23 for further detail.
VAT receivables
In 2014, a dispute arose between the Spanish tax authorities and the regional tax authorities of Bizkaia (Basque Region) as to the responsibility for refunding VAT to CCEP. Pertaining to the VAT assessment for years 2013 to 2016, the Group recognised a VAT receivable of €214 million within other non-current assets, for the year ended 31 December 2021. During 2022, the Group received €252 million, inclusive of interest, from the regional tax authorities of Bizkaia following the Arbitration Board ruling and recognised an additional VAT receivable of €25 million from the Basque Region within Other current assets, and a payable of
€57 million to the Spanish tax authorities within Trade and other payables, both inclusive of interest. As at 31 December 2023, the VAT receivable balance of €25 million remains unchanged, while the VAT payable balance increased to €59 million resulting from interests. The classification of both balances remains unchanged.
Related to the same dispute between the Spanish tax authorities and the regional tax authorities of Bizkaia (Basque Region), on 8 February 2023 the Group received a proposed VAT assessment for years 2017 to 2019, approximating €250 million, inclusive of interest. For the period under the proposed assessment, the VAT refund was issued by the Spanish tax authorities. We believe that the Group will continue to be held neutral in respect of the VAT dispute.
Assets held for sale
Non-current assets, or disposal groups comprising assets and liabilities, are classified as held for sale if it is highly probable that they would be recovered through sale rather than continuous use. In order for a sale to be considered highly probable, all of the following criteria needs to be met: management is committed to a plan to sell the assets, an active programme to locate a buyer and complete the plan has been initiated, the assets are actively marketed at a reasonable price, and the sale is expected to be completed within one year from the date of classification.
Such assets, or disposal groups, are generally measured at the lower of their carrying amount and fair value less cost to sale.
Once classified as held for sale, intangible assets and property, plant and equipment are no longer amortised or depreciated, and any equity accounted investee is no longer equity accounted.
Assets classified as held for sale as at 31 December 2023 totalled €22 million and are comprised of properties expected to be sold in the near future.
Assets classified as held for sale as at 31 December 2022 totalled €94 million and were predominantly comprised of €40 million related to certain non-alcoholic ready to drink brands that were sold to TCCC (refer to Note 19 for further details), as well as €29 million related to a sale of property in Germany (refer to Note 23 for further details).
Other non-current assets
The following table summarises the Group’s other non-current assets as at the dates presented:

	Year ended 31 December
	2023	2022
Other non-current assets	€ million	€ million
Retirement benefit surplus (Note 15)	134	135
Investments	39	35
Other	122	82
Total other non-current assets	295	252
Investments
Joint ventures are undertakings in which the Group has an interest and which are jointly controlled by the Group and one or more other parties. Associates are undertakings where the Group has an investment in which it does not have control or joint control but can exercise significant influence. Interests in joint ventures and associates are accounted for using the equity method and are stated in the consolidated balance sheet at cost, adjusted for the movement in the Group’s share of their net assets and liabilities. The Group’s share of the profit or loss after tax of joint ventures and associates is included in the Group’s consolidated income statement as non-operating items. Where the Group’s share of losses exceeds its interest in the equity accounted investee, the carrying amount of the investment is reduced to zero and the recognition of further losses is discontinued, except to the extent that the Group has an obligation to make payments on behalf of the investee.
Financial assets at fair value through other comprehensive income relate to equity investments. These investments are not held for trading purposes, and hence the Group has opted to recognise fair value movements through other comprehensive income. There have been no significant changes in fair value of these investments during the period.
The following table summarises the Group’s carrying value of investments as at the dates presented:

	Year ended 31 December
	2023	2022
Investments	€ million	€ million
Investments accounted using equity method	35	33
Financial assets at fair value through other comprehensive income	4	2
Total investments	39	35